SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13.   SUBSEQUENT EVENTS

  On July 27, 2011, the Company made a strategic investment in Rubicon Metals Corporation ("Rubicon") in a non-brokered private placement for cash consideration of C$70 million or C$3.23 per share. After closing the transaction, the Company's interest in Rubicon is 21,671,827 shares.

  In addition, on July 27, 2011 the Company amended and restated its credit facility to extend the scheduled maturity date from June 22, 2014 to June 22, 2016. Terms related to standby fees and drawn amounts were reduced to reflect current market conditions.